CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Products	$ 3,639,974	$ 4,191,439	$ 7,453,222	$ 4,569,113	$ 5,543,605
Services	6,103,044	5,498,545	7,800,750	6,496,097	5,767,624
Total revenues	9,743,018	9,689,984	15,253,972	11,065,210	11,311,229
Cost of sales
Products	2,793,743	2,803,296	5,290,535	3,005,698	3,801,485
Services	3,930,806	2,900,211	4,098,363	3,173,400	2,795,720
Total cost of sales	6,724,549	5,703,507	9,388,898	6,179,098	6,597,205
Gross profit	3,018,469	3,986,477	5,865,074	4,886,112	4,714,024
Operating expenses
General and administrative	5,168,315	4,851,398	6,643,120	5,986,762	4,973,794
Selling	1,054,366	915,842	1,225,580	782,252	290,505
Aborted public offering costs	320,924	0
Total operating expenses	6,543,605	5,767,240	7,868,700	6,769,014	5,264,299
Loss from operations	(3,525,136)	(1,780,763)	(2,003,626)	(1,882,902)	(550,275)
Other income (expense)
Interest and other income	13,793	38,380	48,397	38,402	23,574
Interest expense	(104,836)	(53,406)	(71,208)	(40,294)	(37,280)
Total other income (expense)	(91,043)	(15,026)	(22,811)	(1,892)	(13,706)
Loss before income taxes	(3,616,179)	(1,795,789)	(2,026,437)	(1,884,794)	(563,981)
Consolidated net loss	(3,616,179)	(1,795,789)	(2,026,437)	(1,884,794)	(563,981)
Less: Loss attributable to the noncontrolling interest	277,627	285,898	389,480	310,293	208,673
Net loss attributable to Tecogen Inc.	$ (3,338,552)	$ (1,509,891)	$ (1,636,957)	$ (1,574,501)	$ (355,308)
Net loss per share - basic and diluted (in dollars per share)	$ (0.25)	$ (0.11)	$ (0.12)	$ (0.13)	$ (0.03)
Weighted average shares outstanding - basic and diluted (in shares)	13,212,894	13,166,080	13,135,071	12,052,914	11,470,658